Schedule of property and equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 178,556	$ 78,535
Less: accumulated depreciation	(90,844)	(71,803)
Total	87,712	6,732
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	167,257	76,285
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,299	$ 2,250